Leases (Details)	Dec. 31, 2025 AIRCRAFT engine	Dec. 31, 2024 AIRCRAFT engine
IfrsStatementLineItems [Line Items]
Number of aircraft leased	151	141
Number of spare engines leased | engine	14	18
A 319 Model 132 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased		1
A 320 Model 233 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	36	40
A 320 Model 232 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	3	4
A 320neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	64	53
A 321 Model 231 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	10	10
A 321neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	38	33
V 2500 Model V 2527m A 5 [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	1	2
V 2500 Model V 2527e A 5 [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	1	2
V 2500 Model V 2527 A 5 [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	2	4
Pw 1100 Model Pw 1127g Jm Engine [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	5	9
Pw 1100 Model Pw 1133g Jm Engine [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	5	1